INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
INTANGIBLE ASSETS [Abstract]
Schedule of Intangible Assets

	June 30, 2014	December 31, 2013
	(Unaudited)

HDR	$213,481	$146,061
SRIO	109,462	102,259
New product development	6,213	-
Software	200,000	200,000
	529,156	448,320
Less: accumulated amortization	(71,648)	(55,819)

	$457,508	$392,501

	2013	2012

HDR	$146,706	$130,432
SRIO	102,259	86,673
Software	200,000	-
	448,965	217,105
Less amortization	(55,819)	(32,772)

	$393,146	$184,333